Equity Offering Sales Agreement	12 Months Ended
Dec. 31, 2022
Equity Offering Sales Agreement [Abstract]
Equity Offering Sales Agreement

Note 13 – Equity Offering Sales Agreement

On November 18, 2022 the Company entered into an Equity Offering Sales Agreement with D.A. Davidson & Co. (the “Sales Agreement”) with respect to an “at the market” offering program, under which the Company may, from time to time in its sole discretion, issue and sell through D.A. Davidson, acting as sales agent, shares of the Company’s Class A common stock, par value $0.0001 per share, having an aggregate gross sales price of up to $15,970,800 (the “Placement Shares”). The issuance and sale, if any, of the Placement Shares by the Company under the Sales Agreement will be made pursuant to a prospectus supplement, as filed with the Securities and Exchange Commission (the “SEC”) on the date hereof, to the Company’s registration statement on Form S-3, originally filed with the SEC on September 16, 2022 and as amended on October 11, 2022, which became effective on October 14, 2022.

Pursuant to the Sales Agreement, D.A. Davidson may sell the Placement Shares at market prices prevailing at the time of sale, at prices related to prevailing market prices or at negotiated prices by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”), including by means of ordinary brokers’ transactions, to or through the New York Stock Exchange LLC or any other market venue where the Placement Shares may be traded, or in privately negotiated transactions, or through a combination of any such methods of sale, or any other method permitted by law.

Actual sales will depend on a variety of factors to be determined by the Company from time to time. D.A. Davidson will use commercially reasonable efforts consistent with its normal trading and sales practices and applicable law and regulations to sell the Placement Shares from time to time, based upon instructions from the Company (including any price or size limits or other customary parameters or conditions the Company may impose).

The Company will pay D.A. Davidson a commission of 3.0% of the gross sales proceeds of any Placement Shares sold through D.A. Davidson, acting as sales agent, under the Sales Agreement.

Because there is no minimum offering amount required pursuant to the Sales Agreement, the actual total public offering amount, commissions and proceeds to the Company, if any, are not determinable at this time. The Company expects to use any net proceeds for general corporate purposes, which may include working capital, capital expenditures, the repayment or refinancing of existing indebtedness, mergers and acquisitions and other investments.

The Company is not obligated to make any sales of Placement Shares under the Sales Agreement. As of December 31, 2022, no sales of Placement Shares have occurred under the Sales Agreement. The offering of Placement Shares pursuant to the Sales Agreement will terminate upon the earlier of (i) the issuance and sale, through D.A. Davidson, of all Placement Shares subject to the Sales Agreement and (ii) termination of the Sales Agreement in accordance with its terms.